Employee Benefit Plans (Details) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Options
Outstanding at beginning of year	0	0
Grants	152,080	0
Exercised	0	0
Outstanding at year end	152,080	0
Exercisable at year end	0	0
Weighted Average Exercise Price Per Share
Outstanding at beginning of year	$ 0	$ 0
Grants	16.72	0
Exercised	0	0
Outstanding at year end	16.72	0
Exercisable at year end	$ 0	$ 0